CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Condensed Financial Information of Subsidiary Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
As of September 30, 2016, PBF Services Company, Delaware City Refining Company LLC, PBF Power Marketing LLC, Paulsboro Refining Company LLC, Paulsboro Natural Gas Pipeline Company LLC, Toledo Refining Company LLC, Chalmette Refining, L.L.C., PBF Western Region LLC, Torrance Refining Company LLC, Torrance Logistics Company LLC and PBF Investments LLC are 100% owned subsidiaries of PBF Holding and serve as guarantors of the obligations under the Senior Secured Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, PBF Holding is referred to as "Issuer." The indentures dated February 9, 2012 and November 24, 2015, among PBF Holding, PBF Finance, the guarantors party thereto and Wilmington Trust, National Association, governs subsidiaries designated as "Guarantor Subsidiaries." PBF Energy Limited, PBF Transportation Company LLC, PBF Rail Logistics Company LLC, MOEM Pipeline LLC, Collins Pipeline Company, T&M Terminal Company, TVPC Holding Company LLC ("TVP Holding"), Torrance Basin Pipeline Company LLC and Torrance Pipeline Company LLC are consolidated subsidiaries of the Company that are not guarantors of the Senior Secured Notes. Additionally, our 50% equity investment in Torrance Valley Pipeline Company, held by TVP Holding is included in our Non-Guarantor financial position and results of operations and cash flows as TVP Holding is not a guarantor of the Senior Secured Notes.
The Senior Secured Notes were co-issued by PBF Finance. For purposes of the following footnote, PBF Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.
The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor subsidiaries' investments in their subsidiaries are accounted for under the equity method of accounting.
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	September 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$456,179	$20,531	$44,534	$(1,869)	$519,375
Accounts receivable	636,625	7,362	5,670	—	649,657
Accounts receivable - affiliate	21	—	3,020	—	3,041
Inventories	1,640,072	—	205,523	—	1,845,595
Prepaid expense and other current assets	30,573	22,026	2,491	—	55,090
Due from related parties	23,111,940	21,567,312	4,215,051	(48,894,303)	—
Total current assets	25,875,410	21,617,231	4,476,289	(48,896,172)	3,072,758

Property, plant and equipment, net	34,647	2,303,359	321,377	—	2,659,383
Investment in subsidiaries	1,072,153	605,169	—	(1,677,322)	—
Investment in equity method investee	—	—	176,267	—	176,267
Deferred charges and other assets, net	31,696	416,062	1,513	—	449,271
Total assets	$27,013,906	$24,941,821	$4,975,446	$(50,573,494)	$6,357,679

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$234,062	$133,195	$2,441	$(1,869)	$367,829
Accounts payable - affiliate	31,746	—	—	—	31,746
Accrued expenses	1,240,409	160,036	121,043	—	1,521,488
Deferred tax liabilities	—	—	27,989	—	27,989
Deferred revenue	10,602	—	1,470	—	12,072
Due to related parties	21,414,670	23,247,282	4,232,351	(48,894,303)	—
Total current liabilities	22,931,489	23,540,513	4,385,294	(48,896,172)	1,961,124

Delaware Economic Development Authority loan	—	4,000	—	—	4,000
Long-term debt	1,694,390	44,219	55,758	—	1,794,367
Affiliate notes payable	470,165	—	—	—	470,165
Deferred tax liabilities	—	—	25,721	—	25,721
Other long-term liabilities	29,195	176,821	7,619	—	213,635
Total liabilities	25,125,239	23,765,553	4,474,392	(48,896,172)	4,469,012

Commitments and contingencies

Equity:
Member's equity	1,494,477	1,733,830	433,421	(2,167,251)	1,494,477
Retained earnings (accumulated deficit)	404,777	(562,045)	67,633	494,412	404,777
Accumulated other comprehensive (loss) income	(23,307)	(8,237)	—	8,237	(23,307)
Total PBF Holding Company LLC equity	1,875,947	1,163,548	501,054	(1,664,602)	1,875,947
Noncontrolling interest	12,720	12,720	—	(12,720)	12,720
Total equity	1,888,667	1,176,268	501,054	(1,677,322)	1,888,667
Total liabilities and equity	$27,013,906	$24,941,821	$4,975,446	$(50,573,494)	$6,357,679
14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$882,820	$6,236	$28,968	$(3,275)	$914,749
Accounts receivable	430,809	11,057	12,893	—	454,759
Accounts receivable - affiliate	917	2,521	—	—	3,438
Inventories	608,646	363,151	202,475	—	1,174,272
Prepaid expense and other current assets	24,243	9,074	384	—	33,701
Due from related parties	20,236,649	20,547,503	3,262,382	(44,046,534)	—
Total current assets	22,184,084	20,939,542	3,507,102	(44,049,809)	2,580,919

Property, plant and equipment, net	25,240	1,960,066	225,784	—	2,211,090
Investment in subsidiaries	1,740,111	143,349	—	(1,883,460)	—
Investment in equity method investee	—	—	—	—	—
Deferred charges and other assets, net	23,973	265,240	1,500	—	290,713
Due from related party - long term	—	—	20,577	(20,577)	—
Total assets	$23,973,408	$23,308,197	$3,754,963	$(45,953,846)	$5,082,722

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$196,988	$113,564	$7,566	$(3,275)	$314,843
Accounts Payable - affiliate	23,949	—	—	—	23,949
Accrued expenses	503,179	495,842	118,414	—	1,117,435
Deferred revenue	4,043	—	—	—	4,043
Due to related parties	19,787,807	21,026,310	3,232,417	(44,046,534)	—
Total current liabilities	20,515,966	21,635,716	3,358,397	(44,049,809)	1,460,270

Delaware Economic Development Authority loan	—	4,000	—	—	4,000
Long-term debt	1,137,980	31,717	67,023	—	1,236,720
Affiliate notes payable	470,047	—	—	—	470,047
Deferred tax liability	—	—	20,577	—	20,577
Other long-term liabilities	28,131	41,693	—	—	69,824
Due to related party - long term	—	20,577	—	(20,577)	—
Total liabilities	22,152,124	21,733,703	3,445,997	(44,070,386)	3,261,438

Commitments and contingencies

Equity:
Member's equity	1,479,175	1,062,717	182,696	(1,245,413)	1,479,175
Retained earnings (accumulated deficit)	349,654	502,788	126,270	(629,058)	349,654
Accumulated other comprehensive (loss) income	(24,770)	(8,236)	—	8,236	(24,770)
Total PBF Holding Company LLC equity	1,804,059	1,557,269	308,966	(1,866,235)	1,804,059
Noncontrolling interest	17,225	17,225	—	(17,225)	17,225
Total equity	1,821,284	1,574,494	308,966	(1,883,460)	1,821,284
Total liabilities and equity	$23,973,408	$23,308,197	$3,754,963	$(45,953,846)	$5,082,722
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Three Months Ended September 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$4,488,925	$441,554	$345,215	$(767,081)	$4,508,613

Costs and expenses
Cost of sales, excluding depreciation	3,914,018	428,587	328,734	(767,081)	3,904,258
Operating expenses, excluding depreciation	25	385,761	18,259	—	404,045
General and administrative expenses	34,820	4,312	780	—	39,912
Equity (income) loss in investee	—	—	(1,621)	—	(1,621)
Loss (gain) on sale of assets	2,418	73	5,668	—	8,159
Depreciation and amortization expense	1,341	47,472	3,865	—	52,678
	3,952,622	866,205	355,685	(767,081)	4,407,431

Income (loss) from operations	536,303	(424,651)	(10,470)	—	101,182

Other income (expense)
Equity in (loss) earnings of subsidiaries	(438,249)	—	—	438,249	—
Change in fair value of catalyst lease	—	77	—	—	77
Interest expense, net	(32,982)	(447)	(467)	—	(33,896)
Net income (loss) before income taxes	65,072	(425,021)	(10,937)	438,249	67,363
Income tax (benefit) expense	—	—	2,291	—	2,291
Net income (loss)	65,072	(425,021)	(13,228)	438,249	65,072
Less: net income (loss) attributable to noncontrolling interest	45	45	—	(45)	45
Net income (loss) attributable to PBF Holding Company LLC	$65,027	$(425,066)	$(13,228)	$438,294	$65,027

Comprehensive income (loss) attributable to PBF Holding Company LLC	$65,453	$(425,066)	$(13,228)	$438,294	$65,453

14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Three Months Ended September 30, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$3,215,163	$132,000	$422,306	$(551,829)	$3,217,640

Costs and expenses
Cost of sales, excluding depreciation	2,843,303	176,823	390,112	(551,829)	2,858,409
Operating expenses, excluding depreciation	(95)	200,384	(275)	—	200,014
General and administrative expenses	40,002	6,827	973	—	47,802
Equity (income) loss in investee	—	—	—	—	—
Gain on sale of assets	(70)	1	(73)	—	(142)
Depreciation and amortization expense	2,117	43,820	547	—	46,484
	2,885,257	427,855	391,284	(551,829)	3,152,567

Income (loss) from operations	329,906	(295,855)	31,022	—	65,073

Other income (expense)
Equity in (loss) earnings of subsidiaries	(262,000)	—	—	262,000	—
Change in fair value of catalyst lease	—	4,994	—	—	4,994
Interest expense, net	(19,727)	(1,277)	(884)	—	(21,888)
Net income (loss) before income taxes	48,179	(292,138)	30,138	262,000	48,179
Income taxes expense	—	—	—	—	—
Net income (loss)	48,179	(292,138)	30,138	262,000	48,179
Less: net income attributable to noncontrolling interest	—	—	—	—	—
Net income (loss) attributable to PBF Holding Company LLC	$48,179	$(292,138)	$30,138	$262,000	$48,179

Comprehensive income (loss) attributable to PBF Holding Company LLC	$48,698	$(292,138)	$30,138	$262,000	$48,698
14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Nine Months Ended September 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$11,119,301	$586,336	$1,005,656	$(1,546,722)	$11,164,571

Costs and expenses
Cost of sales, excluding depreciation	9,653,945	532,040	995,726	(1,546,722)	9,634,989
Operating expenses, excluding depreciation	(375)	948,403	24,195	—	972,223
General and administrative expenses	92,126	20,372	(1,226)	—	111,272
Equity (income) loss in investee	—	—	(1,621)	—	(1,621)
Loss on sale of assets	2,418	97	8,866	—	11,381
Depreciation and amortization expense	4,417	143,994	7,479	—	155,890
	9,752,531	1,644,906	1,033,419	(1,546,722)	10,884,134

Income (loss) from operations	1,366,770	(1,058,570)	(27,763)	—	280,437

Other income (expense)
Equity in (loss) earnings of subsidiaries	(1,123,054)	—	—	1,123,054	—
Change in fair value of catalyst lease	—	(4,556)	—	—	(4,556)
Interest expense, net	(95,568)	(1,289)	(1,589)	—	(98,446)
Net income (loss) before income taxes	148,148	(1,064,415)	(29,352)	1,123,054	177,435
Income taxes expense	—	—	29,287	—	29,287
Net income (loss)	148,148	(1,064,415)	(58,639)	1,123,054	148,148
Less: net income attributable to noncontrolling interest	438	438	—	(438)	438
Net income (loss) attributable to PBF Holding Company LLC	$147,710	$(1,064,853)	$(58,639)	$1,123,492	$147,710

Comprehensive income (loss) attributable to PBF Holding Company LLC	$149,173	$(1,064,853)	$(58,639)	$1,123,492	$149,173

14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
(UNAUDITED)

	Nine Months Ended September 30, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$9,737,169	$668,576	$1,250,957	$(1,893,262)	$9,763,440

Costs and expenses
Cost of sales, excluding depreciation	8,370,720	749,706	1,187,259	(1,893,262)	8,414,423
Operating expenses, excluding depreciation	(3,814)	629,846	(490)	—	625,542
General and administrative expenses	98,330	15,987	1,798	—	116,115
Equity (income) loss in investee	—	—	—	—	—
Gain on sale of assets	(251)	(232)	(650)	—	(1,133)
Depreciation and amortization expense	7,664	130,496	1,597	—	139,757
	8,472,649	1,525,803	1,189,514	(1,893,262)	9,294,704

Income (loss) from operations	1,264,520	(857,227)	61,443	—	468,736

Other income (expense)
Equity in earnings (loss) of subsidiaries	(793,606)	—	—	793,606	—
Change in fair value of catalyst lease	—	8,982	—	—	8,982
Interest expense, net	(59,111)	(4,342)	(2,462)	—	(65,915)
Net income (loss) before income taxes	411,803	(852,587)	58,981	793,606	411,803
Income taxes expense	—	—	—	—	—
Net income (loss)	411,803	(852,587)	58,981	793,606	411,803
Less: net income attributable to noncontrolling interest	—	—	—	—	—
Net income (loss) attributable to PBF Holding Company LLC	$411,803	$(852,587)	$58,981	$793,606	$411,803

Comprehensive income (loss) attributable to PBF Holding Company LLC	$413,118	$(852,587)	$58,981	$793,606	$413,118
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Nine Months Ended September 30, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$148,148	$(1,064,415)	$(58,639)	$1,123,054	$148,148
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	10,828	144,011	7,726	—	162,565
Stock-based compensation	—	12,658	—	—	12,658
Change in fair value of catalyst lease obligations	—	4,556	—	—	4,556
Deferred income taxes	—	—	27,813	—	27,813
Change in non-cash lower of cost or market inventory adjustment	(320,833)	—	—	—	(320,833)
Non-cash change in inventory repurchase obligations	29,317	—	—	—	29,317
Pension and other post retirement benefit costs	5,249	20,645	—	—	25,894
Loss (gain) on sale of assets	2,418	97	8,866	—	11,381
Equity in earnings of subsidiaries	1,123,054	—	—	(1,123,054)	—
Equity (income) loss in investee	—	—	(1,621)	—	(1,621)
Changes in current assets and current liabilities:
Accounts receivable	(205,816)	3,695	7,223	—	(194,898)
Due to/from affiliates	(1,624,741)	1,588,690	44,245	—	8,194
Inventories	56,792	—	(2,740)	—	54,052
Prepaid expenses and other current assets	(6,330)	(11,768)	(2,105)	—	(20,203)
Accounts payable	37,074	16,943	(5,126)	1,406	50,297
Accrued expenses	661,974	(353,030)	(897)	—	308,047
Deferred revenue	6,559	—	1,470	—	8,029
Other assets and liabilities	(7,573)	(14,210)	(97)	—	(21,880)
Net cash (used in) provided by operating activities	(83,880)	347,872	26,118	1,406	291,516

Cash flows from investing activities:
Acquisition of Torrance refinery and related logistics assets	(971,932)	—	—	—	(971,932)
Expenditures for property, plant and equipment	(16,244)	(172,174)	675	—	(187,743)
Expenditures for deferred turnaround costs	—	(138,936)	—	—	(138,936)
Expenditures for other assets	—	(27,735)	—	—	(27,735)
Investment in subsidiaries	12,800	—	—	(12,800)	—
Chalmette Acquisition working capital settlement	—	(2,659)	—	—	(2,659)
Proceeds from sale of assets	—	—	13,030	—	13,030
Net cash provided by (used in) investing activities	(975,376)	(341,504)	13,705	(12,800)	(1,315,975)

Cash flows from financing activities:
Proceeds from catalyst lease	—	7,927	—	—	7,927
Contributions from PBF LLC related to TVPC	175,000	—	—	—	175,000
Distribution to Parent	—	—	(12,800)	12,800	—
Distribution to members	(92,503)	—	—	—	(92,503)
Proceeds from affiliate notes payable	635	—	—	—	635
Repayments of affiliate notes payable	(517)	—	—	—	(517)
Proceeds from revolver borrowings	550,000	—	—	—	550,000
Repayments of Rail Facility revolver borrowings	—	—	(11,457)	—	(11,457)
Net cash provided by (used in) financing activities	632,615	7,927	(24,257)	12,800	629,085

Net increase in cash and cash equivalents	(426,641)	14,295	15,566	1,406	(395,374)
Cash and cash equivalents, beginning of period	882,820	6,236	28,968	(3,275)	914,749
Cash and cash equivalents, end of period	$456,179	$20,531	$44,534	$(1,869)	$519,375
14. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Nine Months Ended September 30, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$411,803	$(852,587)	$58,981	$793,606	$411,803
Adjustments to reconcile net income to net
cash from operating activities:
Depreciation and amortization	13,085	130,513	2,377	—	145,975
Stock-based compensation	—	6,329	—	—	6,329
Change in fair value of catalyst lease obligations	—	(8,982)	—	—	(8,982)
Non-cash change in inventory repurchase obligations	—	53,370	—	—	53,370
Change in non-cash lower of cost of market inventory adjustment	(2,091)	83,238	—	—	81,147
Pension and other post retirement benefit costs	5,769	13,571	—	—	19,340
Equity income in investee	—	—	—	—	—
Gain on sale of assets	(251)	(232)	(650)	—	(1,133)
Equity in earnings of subsidiaries	793,606	—	—	(793,606)	—
Changes in current assets and current liabilities:
Accounts receivable	149,427	7,589	(1,371)	—	155,645
Due to/from affiliates	(729,595)	818,461	(76,300)	—	12,566
Inventories	(34,187)	(54,258)	(22,385)	—	(110,830)
Prepaid expenses and other current assets	(17,976)	(5,019)	—	—	(22,995)
Accounts payable	(113,856)	(654)	(8,404)	166	(122,748)
Accrued expenses	(206,906)	(27,197)	(108,678)	—	(342,781)
Deferred revenue	2,947	—	—	—	2,947
Other assets and liabilities	(3,430)	(18,276)	(178)	—	(21,884)
Net cash provided by (used in) operating activities	268,345	145,866	(156,608)	166	257,769

Cash flows from investing activities:
Expenditures for property, plant and equipment	(188,364)	(99,567)	—	—	(287,931)
Expenditures for refinery turnarounds costs	—	(39,725)	—	—	(39,725)
Expenditures for other assets	—	(7,275)	—	—	(7,275)
Investment in subsidiaries	5,000	—	—	(5,000)	—
Proceeds from sale of assets	60,902	—	107,368	—	168,270
Net cash provided by (used in) investing activities	(122,462)	(146,567)	107,368	(5,000)	(166,661)

Cash flows from financing activities:
Proceeds from members' capital contributions	—	—	5,000	(5,000)	—
Distributions to Parent	—	—	(10,000)	10,000	—
Proceeds from affiliate notes payable	29,773	—	—	—	29,773
Proceeds from Rail Facility revolver borrowings	—	—	102,075	—	102,075
Repayments of Rail Facility revolver borrowing	—	—	(71,938)	—	(71,938)
Net cash provided by financing activities	29,773	—	25,137	5,000	59,910

Net increase (decrease) in cash and cash equivalents	175,656	(701)	(24,103)	166	151,018
Cash and cash equivalents, beginning of period	185,381	704	34,334	(2,016)	218,403
Cash and cash equivalents, end of period	$361,037	$3	$10,231	$(1,850)	$369,421

CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
PBF Services Company, Delaware City Refining Company LLC, PBF Power Marketing LLC, Paulsboro Refining Company LLC, Paulsboro Natural Gas Pipeline Company LLC, Toledo Refining Company LLC, Chalmette Refining, L.L.C. and PBF Investments LLC are 100% owned subsidiaries of PBF Holding and serve as guarantors of the obligations under the Senior Secured Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, PBF Holding is referred to as “Issuer”. The indentures dated February 9, 2012 and November 24, 2015, among PBF Holding, PBF Finance, the guarantors party thereto and Wilmington Trust, National Association, governs subsidiaries designated as “Guarantor Subsidiaries”. PBF Energy Limited, PBF Transportation Company LLC, PBF Rail Logistics Company LLC, MOEM Pipeline LLC, Collins Pipeline Company and T&M Terminal Company are consolidated subsidiaries of the Company that are not guarantors of the Senior Secured Notes.

The Senior Secured Notes were co-issued by PBF Finance. For purposes of the following footnote, PBF Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s investments in its subsidiaries and the Guarantor Subsidiaries’ investments in its subsidiaries are accounted for under the equity method of accounting.
. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING BALANCE SHEET

	December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$882,820	$6,236	$28,968	$(3,275)	$914,749
Accounts receivable	430,809	11,057	12,893	—	454,759
Accounts receivable - affiliate	917	2,521	—	—	3,438
Inventories	608,646	363,151	202,475	—	1,174,272
Prepaid expense and other current assets	24,243	9,074	384	—	33,701
Due from related parties	20,236,649	20,547,503	3,262,382	(44,046,534)	—
Total current assets	22,184,084	20,939,542	3,507,102	(44,049,809)	2,580,919

Property, plant and equipment, net	25,240	1,960,066	225,784	—	2,211,090
Investment in subsidiaries	1,740,111	143,349	—	(1,883,460)	—
Deferred charges and other assets, net	23,973	265,240	1,500	—	290,713
Due from related party - long term	—	—	20,577	(20,577)	—
Total assets	$23,973,408	$23,308,197	$3,754,963	$(45,953,846)	$5,082,722

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$196,988	$113,564	$7,566	$(3,275)	$314,843
Accounts payable - affiliate	23,949	—	—	—	23,949
Accrued expenses	503,179	495,842	118,414	—	1,117,435
Current portion of long-term debt	—	—	—	—	—
Deferred revenue	4,043	—	—	—	4,043
Due to related parties	19,787,807	21,026,310	3,232,417	(44,046,534)	—
Total current liabilities	20,515,966	21,635,716	3,358,397	(44,049,809)	1,460,270

Delaware Economic Development Authority loan	—	4,000	—	—	4,000
Long-term debt	1,137,980	31,717	67,023	—	1,236,720
Intercompany notes payable	470,047	—	—	—	470,047
Deferred tax liability	—	—	20,577	—	20,577
Other long-term liabilities	28,131	41,693	—	—	69,824
Due to related party - long term	—	20,577	—	(20,577)	—
Total liabilities	22,152,124	21,733,703	3,445,997	(44,070,386)	3,261,438

Commitments and contingencies

Equity:
Member's equity	1,479,175	1,062,717	182,696	(1,245,413)	1,479,175
Retained earnings	349,654	502,788	126,270	(629,058)	349,654
Accumulated other comprehensive loss	(24,770)	(8,236)	—	8,236	(24,770)
Total PBF Holding Company LLC equity	1,804,059	1,557,269	308,966	(1,866,235)	1,804,059
Noncontrolling interest	17,225	17,225	—	(17,225)	$17,225
Total equity	1,821,284	1,574,494	308,966	(1,883,460)	1,821,284
Total liabilities and equity	$23,973,408	$23,308,197	$3,754,963	$(45,953,846)	$5,082,722
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING BALANCE SHEET

	December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$185,381	$704	$34,334	$(2,016)	$218,403
Accounts receivable	518,498	26,238	6,533	—	551,269
Accounts receivable - affiliate	529	2,694	—	—	3,223
Inventories	510,947	435,924	155,390	—	1,102,261
Prepaid expense and other current assets	26,964	5,193	—	—	32,157
Due from related parties	16,189,384	18,805,509	1,607,878	(36,602,771)	—
Total current assets	17,431,703	19,276,262	1,804,135	(36,604,787)	1,907,313

Property, plant and equipment, net	68,218	1,683,294	54,548	—	1,806,060
Investment in subsidiaries	2,569,636	—	—	(2,569,636)	—
Deferred charges and other assets, net	5,899	292,990	1,500	—	300,389
Total assets	$20,075,456	$21,252,546	$1,860,183	$(39,174,423)	$4,013,762

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$235,791	$92,984	$8,423	$(2,016)	$335,182
Accounts payable - affiliate	11,600	30	—	—	11,630
Accrued expenses	487,783	450,856	191,331	—	1,129,970
Current portion of long-term debt	—	—	—	—	—
Deferred revenue	1,227	—	—	—	1,227
Due to related parties	16,924,490	18,151,095	1,527,186	(36,602,771)	—
Total current liabilities	17,660,891	18,694,965	1,726,940	(36,604,787)	1,478,009

Delaware Economic Development Authority loan	—	8,000	—	—	8,000
Long-term debt	639,579	36,451	36,191	—	712,221
Intercompany notes payable	122,264	—	—	—	122,264
Other long-term liabilities	22,206	40,546	—	—	62,752
Total liabilities	18,444,940	18,779,962	1,763,131	(36,604,787)	2,383,246

Commitments and contingencies

Equity:
Member's equity	1,144,100	749,278	44,346	(793,624)	1,144,100
Retained earnings	513,292	1,731,694	52,706	(1,784,400)	513,292
Accumulated other comprehensive loss	(26,876)	(8,388)	—	8,388	(26,876)
Total PBF Holding Company LLC equity	1,630,516	2,472,584	97,052	(2,569,636)	1,630,516
Noncontrolling interest	—	—	—	—	—
Total equity	1,630,516	2,472,584	97,052	(2,569,636)	1,630,516
Total liabilities and equity	$20,075,456	$21,252,546	$1,860,183	$(39,174,423)	$4,013,762
CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$13,085,122	$884,930	$1,633,818	$(2,479,941)	$13,123,929

Costs and expenses:
Cost of sales, excluding depreciation	11,514,115	1,026,846	1,550,579	(2,479,941)	11,611,599
Operating expenses, excluding depreciation	(3,683)	891,534	1,517	—	889,368
General and administrative expenses	143,580	21,016	2,308	—	166,904
Gain on sale of asset	(249)	(105)	(650)	—	(1,004)
Depreciation and amortization expense	9,687	178,578	2,845	—	191,110
	11,663,450	2,117,869	1,556,599	(2,479,941)	12,857,977

Income (loss) from operations	1,421,672	(1,232,939)	77,219	—	265,952

Other income (expense):
Equity in earnings of subsidiaries	(1,154,420)	—	—	1,154,420	—
Change in fair value of catalyst lease	—	10,184	—	—	10,184
Interest expense, net	(79,310)	(5,876)	(3,008)	—	(88,194)
Income (loss) before income taxes	187,942	(1,228,631)	74,211	1,154,420	187,942
Income tax expense (benefit)	—	—	648	—	648
Net income (loss)	187,942	(1,228,631)	73,563	1,154,420	187,294
Less net income attributable to noncontrolling interests	274	274	—	(274)	274
Net income (loss) attributable to PBF Holding Company LLC	$187,668	$(1,228,905)	$73,563	$1,154,694	$187,020

Comprehensive income (loss) attributable to PBF Holding Company LLC	$189,774	$(1,228,905)	$73,563	$1,154,694	$189,126

22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$19,847,045	$1,402,253	$1,007,407	$(2,428,550)	$19,828,155

Costs and expenses:
Cost of sales, excluding depreciation	18,467,533	1,522,901	952,170	(2,428,550)	18,514,054
Operating expenses, excluding depreciation	218	880,339	144	—	880,701
General and administrative expenses	123,692	16,259	199	—	140,150
(Gain) loss on sale of asset	(277)	—	(618)	—	(895)
Depreciation and amortization expense	13,583	164,525	888	—	178,996
	18,604,749	2,584,024	952,783	(2,428,550)	19,713,006

Income (loss) from operations	1,242,296	(1,181,771)	54,624	—	115,149

Other income (expense):
Equity in earnings (loss) of subsidiaries	(1,131,321)	—	—	1,131,321	—
Change in fair value of catalyst lease	—	3,969	—	—	3,969
Interest expense, net	(89,858)	(6,225)	(1,918)	—	(98,001)
Income (loss) before income taxes	21,117	(1,184,027)	52,706	1,131,321	21,117
Income tax expense (benefit)	—	—	—	—	—
Net income (loss)	21,117	(1,184,027)	52,706	1,131,321	21,117
Less net income attributable to noncontrolling interests	—	—	—	—	—
Net income (loss) attributable to PBF Holding Company LLC	$21,117	$(1,184,027)	$52,706	$1,131,321	$21,117

Comprehensive income (loss) attributable to PBF Holding Company LLC	$8,779	$(1,194,031)	$52,706	$1,141,325	$8,779
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2013
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total

Revenues	$16,190,178	$7,641,498	$—	$(4,680,221)	$19,151,455

Costs and expenses:
Cost of sales, excluding depreciation	16,486,851	5,996,684	—	(4,680,221)	17,803,314
Operating expenses, excluding depreciation	(482)	813,134	—	—	812,652
General and administrative expenses	82,284	13,510	—	—	95,794
Gain on sale of assets	(388)	205	—	—	(183)
Depreciation and amortization expense	12,856	98,623	—	—	111,479
	16,581,121	6,922,156	—	(4,680,221)	18,823,056

(Loss) income from operations	(390,943)	719,342	—	—	328,399

Other income (expense):
Equity in earnings (loss) of subsidiaries	722,673	—	—	(722,673)	—
Change in fair value of contingent consideration	—	—	—	—	—
Change in fair value of catalyst lease	—	4,691	—	—	4,691
Interest expense, net	(92,854)	(1,360)	—	—	(94,214)
Income (loss) before income taxes	238,876	722,673	—	(722,673)	238,876
Income tax expense (benefit)	—	—	—	—	—
Net income (loss)	238,876	722,673	—	(722,673)	238,876
Less net income attributable to noncontrolling interests	—	—	—	—	—
Net income (loss) attributable to PBF Holding Company LLC	$238,876	$722,673	$—	$(722,673)	$238,876

Comprehensive income (loss) attributable to PBF Holding Company LLC	$233,279	$724,930	$—	$(724,930)	$233,279
CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING

CONSOLIDATING STATEMENT OF CASH FLOW

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$187,942	$(1,228,631)	$73,563	$1,154,420	$187,294
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,063	178,601	3,719	—	199,383
Stock-based compensation	—	9,218	—	—	9,218
Change in fair value of catalyst lease obligation	—	(10,184)	—	—	(10,184)
Non-cash change in inventory repurchase obligations	—	63,389	—	—	63,389
Non-cash lower of cost or market inventory adjustment	279,785	147,441	—	—	427,226
Pension and other post retirement benefit costs	7,576	19,406	—	—	26,982
Gain on disposition of property, plant and equipment	(249)	(105)	(650)	—	(1,004)
Equity in earnings of subsidiaries	1,154,420	—	—	(1,154,420)	—
Changes in current assets and current liabilities:
Accounts receivable	87,689	16,124	(6,177)	—	97,636
Amounts due to/from related parties	(1,018,176)	1,133,364	(103,084)	—	12,104
Inventories	(108,751)	(116,074)	(47,067)	—	(271,892)
Other current assets	2,721	(2,999)	(353)	—	(631)
Accounts payable	(38,609)	15,710	(857)	(1,259)	(25,015)
Accrued expenses	27,925	8,172	(73,834)	—	(37,737)
Deferred revenue	2,816	—	—	—	2,816
Other assets and liabilities	(423)	(26,769)	10	—	(27,182)
Net cash provided by (used in) operating activities	601,729	206,663	(154,730)	(1,259)	652,403

Cash flows from investing activities:
Acquisition of Chalemtte refinery, net of cash received from sale of assets	(601,311)	19,042	16,965	—	(565,304)
Expenditures for property, plant and equipment	(193,898)	(158,361)	(106)	—	(352,365)
Expenditures for refinery turnarounds costs	—	(53,576)	—	—	(53,576)
Expenditures for other assets	—	(8,236)	—	—	(8,236)
Investment in subsidiaries	10,000	—	—	(10,000)	—
Capital contributions to subsidiaries	(5,000)	—	—	5,000	—
Proceeds from sale of assets	60,902	—	107,368	—	168,270
Net cash (used in) provided by investing activities	(729,307)	(201,131)	124,227	(5,000)	(811,211)
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING CONSOLIDATING STATEMENT OF CASH FLOW (Continued)

Cash flows from financing activities:
Proceeds from member's capital contributions	345,000	—	5,000	(5,000)	345,000
Distribution to parent	—	—	(10,000)	10,000	—
Distributions to members	(350,658)	—	—	—	(350,658)
Proceeds from intercompany notes payable	347,783	—	—	—	347,783
Proceeds from revolver borrowings	170,000	—	—	—	170,000
Repayments of revolver borrowings	(170,000)	—	—	—	(170,000)
Proceeds from Rail Facility revolver borrowings	—	—	102,075	—	102,075
Repayments of Rail Facility revolver borrowings	—	—	(71,938)	—	(71,938)
Proceeds form Senior Secured Notes	500,000	—	—	—	500,000
Deferred financing costs and other	(17,108)	—	—	—	(17,108)
Net cash provided by financing activities	825,017	—	25,137	5,000	855,154

Net increase (decrease) in cash and cash equivalents	697,439	5,532	(5,366)	(1,259)	696,346
Cash and equivalents, beginning of period	185,381	704	34,334	(2,016)	218,403
Cash and equivalents, end of period	$882,820	$6,236	$28,968	$(3,275)	$914,749

22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONSOLIDATING STATEMENT OF CASH FLOW

	Year Ended December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$21,117	$(1,184,027)	$52,706	$1,131,321	$21,117
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,334	164,550	1,528	—	186,412
Stock-based compensation	—	6,095	—	—	6,095
Change in fair value of catalyst lease obligation	—	(3,969)	—	—	(3,969)
Non-cash change in inventory repurchase obligations	—	(93,246)	—	—	(93,246)
Non-cash lower of cost or market inventory adjustment	566,412	123,698	—	—	690,110
Gain on disposition of property, plant and equipment	(277)	—	(618)	—	(895)
Pension and other post retirement benefit cost	6,426	16,174	—	—	22,600
Equity in earnings of subsidiaries	1,131,321	—	—	(1,131,321)	—
Changes in current assets and current liabilities:
Accounts receivable	69,887	(17,976)	(6,533)	—	45,378
Amounts due to/from related parties	(1,227,851)	1,328,439	(92,181)	—	8,407
Inventories	(259,352)	20,711	(155,390)	—	(394,031)
Other current assets	22,287	1,399	—	—	23,686
Accounts payable	(71,821)	(1,697)	8,423	(2,016)	(67,111)
Accrued expenses	(131,903)	471	191,331	—	59,899
Deferred revenue	(6,539)	—	—	—	(6,539)
Other assets and liabilities	(1,966)	(258)	(1)	—	(2,225)
Net cash provided by (used in) operating activities	138,075	360,364	(735)	(2,016)	495,688

Cash flows from investing activities:
Expenditures for property, plant and equipment	(152,814)	(205,508)	(112,138)	—	(470,460)
Expenditures for refinery turnarounds costs	—	(137,688)	—	—	(137,688)
Expenditures for other assets	—	(17,255)	—	—	(17,255)
Investment in subsidiaries	(44,346)	—	—	44,346	—
Proceeds from sale of assets	133,845	—	68,809	—	202,654
Net cash (used in) provided by investing activities	(63,315)	(360,451)	(43,329)	44,346	(422,749)

Cash flows from financing activities:
Proceeds from member's capital contributions	328,664	—	44,346	(44,346)	328,664
Distributions to members	(361,352)	—	—	—	(361,352)
Proceeds from intercompany notes payable	90,631	—	—	—	90,631
Proceeds from revolver borrowings	395,000	—	—	—	395,000
Repayments of revolver borrowings	(410,000)	—	—	—	(410,000)
Proceeds from Rail Facility revolver borrowings	—	—	83,095	—	83,095
Repayments of Rail Facility revolver borrowings	—	—	(45,825)	—	(45,825)
Deferred financing costs and other	(8,501)	—	(3,218)	—	(11,719)
Net cash provided by (used in) financing activities	34,442	—	78,398	(44,346)	68,494

Net increase (decrease) in cash and cash equivalents	109,202	(87)	34,334	(2,016)	141,433
Cash and equivalents, beginning of period	76,179	791	—	—	76,970
Cash and equivalents, end of period	$185,381	$704	$34,334	$(2,016)	$218,403
22. CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING
CONSOLIDATING STATEMENT OF CASH FLOW

	Year Ended December 31, 2013
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total
Cash flows from operating activities:
Net income	$238,876	$722,673	$—	$(722,673)	$238,876
Adjustments to reconcile net income to net cash
provided by operating activities:
Depreciation and amortization	19,296	98,705	—	—	118,001
Stock-based compensation	—	3,753	—	—	3,753
Change in fair value of catalyst lease obligation	—	(4,691)	—	—	(4,691)
Non-cash change in inventory repurchase obligations	—	(20,492)	—	—	(20,492)
Pension and other post retirement benefit costs	4,575	12,153	—	—	16,728
Gain on disposition of property, plant and equipment	(388)	205	—	—	(183)
Equity in earnings of subsidiaries	(722,673)	—	—	722,673	—
Changes in operating assets and liabilities:
Accounts receivable	(281,386)	188,535	—	—	(92,851)
Amounts due to/from related parties	626,623	(611,902)	—	—	14,721
Inventories	(153,782)	199,773	—	—	45,991
Other current assets	(40,416)	(2,039)	—	—	(42,455)
Accounts payable	109,988	(67,752)	—	—	42,236
Accrued expenses	222,194	(7,377)	—	—	214,817
Deferred revenue	7,766	(210,543)	—	—	(202,777)
Other assets and liabilities	(1,140)	(19,263)	—	—	(20,403)
Net cash provided by operating activities	29,533	281,738	—	—	311,271

Cash flows from investing activities:
Expenditures for property, plant and equipment	(127,653)	(190,741)	—	—	(318,394)
Expenditures for refinery turnarounds costs	—	(64,616)	—	—	(64,616)
Expenditures for other assets	—	(32,692)	—	—	(32,692)
Proceeds from sale of assets	102,428	—	—	—	102,428
Net cash used in investing activities	(25,225)	(288,049)	—	—	(313,274)

Cash flows from financing activities:
Proceeds from revolver borrowings	1,450,000	—	—	—	1,450,000
Proceeds from intercompany notes payable	31,835	—	—	—	31,835
Proceeds from member's capital contributions	—	1,757	—	—	1,757
Proceeds from catalyst lease	—	14,337	—	—	14,337
Distributions to members	(215,846)	—	—	—	(215,846)
Repayments of revolver borrowings	(1,435,000)	—	—	—	(1,435,000)
Payment of contingent consideration related to acquisition of Toledo Refinery	—	(21,357)	—	—	(21,357)
Deferred financing costs and other	(1,044)	—	—	—	(1,044)
Net cash used in financing activities	(170,055)	(5,263)	—	—	(175,318)

Net increase (decrease) in cash and cash equivalents	(165,747)	(11,574)	—	—	(177,321)
Cash and equivalents, beginning of period	241,926	12,365	—	—	254,291
Cash and equivalents, end of period	$76,179	$791	$—	$—	$76,970